Land Use Right, Net	6 Months Ended
Mar. 31, 2026
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 9 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	March 31, 2026	September 30, 2025
Land use rights	$1,252,689	$1,214,624
Less: accumulated amortization	(128,055)	(111,822)
Land use right, net	$1,124,634	$1,102,802

Amortization expense was $12,544 and $13,782 for the six months ended March 31, 2026 and 2025, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ending March 31,
2027	$25,458
2028	25,458
2029	25,458
2030	25,458
2031	25,458
Thereafter	997,344
$1,124,634

As of March 31, 2026, the Company pledged its land use right with a carrying value of approximately $1.3 million (RMB 7,045,200) as collateral to safeguard the Company’s long-term bank loan from Industrial and Commercial Bank of China (see Note 10).